MAIN BUYWRITE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 104.2%
	EQUITY - 104.2%
291,200	Consumer Staples Select Sector SPDR Fund(a)				$ 21,691,488
54,400	Invesco QQQ Trust Series 1(a)				17,161,024
117,200	iShares U.S. Home Construction ETF(a)				7,158,576
184,600	KraneShares CSI China Internet ETF(a)				5,233,410
30,500	SPDR Dow Jones Industrial Average ETF Trust(a)				10,024,130
150,100	SPDR S&P 500 ETF Trust(a)				61,839,699
148,900	SPDR S&P Biotech ETF(a),(b)				12,080,257
72,800	VanEck Semiconductor ETF(a)				17,265,248
					152,453,832

	TOTAL EXCHANGE-TRADED FUNDS (Cost $135,012,589)				152,453,832

	TOTAL INVESTMENTS - 104.2% (Cost $135,012,589)				$ 152,453,832
	CALL OPTIONS WRITTEN - (9.4)% (Proceeds - $11,078,906)				(13,731,636)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 5.2%				7,607,176
	NET ASSETS - 100.0%				$ 146,329,372

Contracts(c)
	WRITTEN EQUITY OPTIONS - (9.4)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (9.4)%
2,912	Consumer Staples Select Sector SPDR Fund	12/16/2022	$ 72	$ 21,691,488	$ 1,419,600
544	Invesco QQQ Trust Series 1	12/16/2022	285	17,161,024	2,336,752
1,172	iShares U.S. Home Construction ETF	10/21/2022	50	7,158,576	1,412,260
1,846	KraneShares CSI China Internet ETF	11/18/2022	36	5,233,410	175,370
305	SPDR Dow Jones Industrial Average ETF Trust	12/16/2022	335	10,024,130	352,275
375	SPDR S&P 500 ETF Trust	08/31/2022	408	15,449,625	–
375	SPDR S&P 500 ETF Trust	09/30/2022	398	15,449,625	–
751	SPDR S&P 500 ETF Trust	12/16/2022	385	30,940,449	3,080,226
807	SPDR S&P Biotech ETF	12/16/2022	71	6,547,191	1,216,553
682	SPDR S&P Biotech ETF	12/16/2022	76	5,533,066	804,760
728	VanEck Semiconductor ETF	11/18/2022	205	17,265,248	2,933,840
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $11,078,906)				13,731,636

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $11,078,906)				$ 13,731,636

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is held as collateral for written options.
(b)	Non-income producing security.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.